Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) for the year	$ 95,274	$ 216,743	$ (11,168)
Less: Income tax benefit (expense)	(20,616)	123,805	976
Profit (loss) before tax	115,890	92,938	(12,144)
Income tax benefit (expense) using the Company's domestic tax rate	(19,701)	(13,981)	1,822
Effect of tax rates in foreign jurisdictions	(11,954)	(9,608)	(3,191)
Non deductible expenses	(412)	(420)	(2,662)
Tax exempt income	78	62	402
Change in estimates related to previous years	(678)	(482)
Utilization of previously unrecognised tax losses	6,540	533	12,860
Impact of change in tax laws	(575)
Change in unrecognised temporary differences	(325)	4	(7,131)
Utilization of previously recognized tax losses	(679)	(1,789)
Current year losses for which no deferred tax asset was recognized	(2,834)	(1,389)	(1,656)
Recognition of previously unrecognized tax losses	10,224	118,253
Recognition of previously unrecognised temporary differences		33,057
Others	(300)	(435)	532
Total	$ (20,616)	$ 123,805	$ 976